Leuthold Core ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 86.39%
Exchange Traded Funds - 86.39%
Communication Services Select Sector SPDR Fund	59,715	$3,886,252
Direxion Daily S&P 500 Bear 1x Shares	199,994	2,853,914
Fidelity MSCI Energy Index ETF	64,401	1,427,126
Health Care Select Sector SPDR Fund	18,134	2,406,926
Industrial Select Sector SPDR Fund	26,397	2,832,926
Invesco CurrencyShares Euro Currency Trust	10,125	1,020,701
Invesco CurrencyShares Japanese Yen Trust (a)	11,633	750,794
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	7,636	1,053,157
iShares 1-3 Year Treasury Bond ETF	86,073	6,978,799
iShares 7-10 Year Treasury Bond ETF	8,924	862,058
iShares 20+ Year Treasury Bond ETF	5,062	521,082
iShares Gold Trust (a)	35,441	1,289,698
iShares MBS ETF	8,857	826,048
iShares MSCI Global Metals & Mining Producers ETF	11,521	466,140
iShares U.S. Healthcare Providers ETF	9,090	2,325,222
iShares U.S. Home Construction ETF	35,427	3,026,883
iShares U.S. Insurance ETF	8,356	734,409
iShares U.S. Transportation ETF	6,972	1,741,745
SPDR Bloomberg 1-3 Month T-Bill ETF	10,478	962,090
SPDR Bloomberg International Corporate Bond ETF	34,064	966,736
SPDR Bloomberg International Treasury Bond ETF	89,872	2,026,614
SPDR Bloomberg Short Term High Yield Bond ETF	17,719	437,659
SPDR S&P Homebuilders ETF	10,420	836,726
SPDR S&P Metals & Mining ETF	14,587	741,311
SPDR S&P Retail ETF	47,167	3,006,896
SPDR S&P Semiconductor ETF	5,557	1,229,709
SPDR S&P Software & Services ETF	5,746	766,225
Technology Select Sector SPDR Fund	64,852	11,275,169
VanEck J.P. Morgan EM Local Currency Bond ETF	12,647	323,257
Vanguard Short-Term Inflation-Protected Securities ETF	13,597	644,770

TOTAL INVESTMENT COMPANIES (Cost $52,774,784)		$58,221,042

SHORT-TERM INVESTMENTS - 13.64%
Money Market Funds - 13.64%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.985% (b)	9,190,120	$9,190,120

TOTAL SHORT-TERM INVESTMENTS (Cost $9,190,120)		$9,190,120

Total Investments (Cost $61,964,904) - 100.03%		$67,411,162
Liabilities in Excess of Other Assets - (0.03)%		(17,768)
TOTAL NET ASSETS - 100.00%		$67,393,394

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the rate in effect at June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core ETF

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$58,221,042	$–	$–	$58,221,042
Money Market Funds	9,190,120	–	–	9,190,120
Total Investments in Securities	$67,411,162	$–	$–	$67,411,162